Deposits and Subordinated Debt - Additional Information (Detail) - CAD ($) $ in Millions	May 06, 2025	Mar. 05, 2025
Redeemable 2.077% Series J Medium-Term Notes [Member]
Disclosure Of Deposits [Line Items]
Notional amount of notes on contractual maturity	$ 1,250
Percentage of redemption price on principal amount	100.00%
Borrowings, interest rate	2.077%
Date of redemption	Jun. 17, 2025
4.077% Medium-Term Notes [Member]
Disclosure Of Deposits [Line Items]
Notional amount		$ 1,250
Borrowings date from which floating rate of interest is applicable		Mar. 05, 2030
Borrowings, interest rate		4.077%